Earnings per Common Unit	12 Months Ended
Dec. 31, 2021
Inspirato LLC
Earnings per Common Unit

(8)Earnings per Common Unit

The calculation of the basic earnings or loss per common unit amount is based on the profit or loss for the year attributable to ordinary equity holders of the Company and the weighted average number of common units outstanding during the year. The weighted average number of common units outstanding for purpose of calculating diluted earnings or loss per common unit has been adjusted by deducting the weighted average effect of preferred units, unit options, warrants and profits interests, to the extent such deductions are not anti-dilutive.

	Years Ended December 31,
	2019	2020	2021
Numerator
Net loss attributable to common unitholders (in thousands)	$(6,249)	$(540)	$(22,218)
Denominator
Weighted average common units — basic	1,166,154	1,166,154	1,166,063
Net loss per common unit — basic	$(5.36)	$(0.46)	$(19.05)
Weighted average common units — diluted	1,166,154	1,166,154	1,166,063
Net loss per common unit — diluted	$(5.36)	$(0.46)	$(19.05)

The following securities were anti-dilutive for the years ended December 31, 2019, 2020, 2021:

	2019	2020	2021
Preferred units	1,416,199	1,416,199	1,415,673
Stock options	343,918	299,728	214,855
Preferred warrants	13,684	13,684	13,684
Profits interests	92,146	197,764	267,888
Anti-dilutive preferred units, stock options, warrants, and profits interests	1,865,947	1,927,375	1,912,100